UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St. Suite 325 Denver, CO 80206

(Name and address of agent for service):	David J. Corkins 100 Fillmore St. Suite 325 Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Value
Common Stocks - 91.0%
Consumer Discretionary - 20.6%
Distributors - 0.5%
LKQ Corp.*	368,262	$ 9,792,087
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc.*	231,872	9,453,422
ServiceMaster Global Holdings, Inc.*	853,562	20,656,200
		30,109,622
Hotels, Restaurants & Leisure - 1.3%
Dunkin' Brands Group, Inc.	427,271	19,150,286
Popeyes Louisiana Kitchen, Inc.*	148,824	6,027,372
		25,177,658
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	79,016	11,835,807
Media - 1.8%
National CineMedia, Inc.	2,386,897	34,633,875
Specialty Retail - 8.0%
DSW, Inc. Class A	814,814	24,534,049
Five Below, Inc.*	546,193	21,634,705
Hibbett Sports, Inc.*	395,621	16,865,323
Monro Muffler Brake, Inc.	377,052	18,298,333
PetSmart , Inc.	287,773	20,170,010
Sally Beauty Holdings, Inc.*	1,632,088	44,670,249
Ulta Salon Cosmetics & Fragrance, Inc.*	84,390	9,972,366
		156,145,035
Textiles, Apparel & Luxury Goods - 6.8%
Carter's, Inc.	735,650	57,027,588
Tumi Holdings, Inc.*	1,431,109	29,123,068
Wolverine World Wide, Inc.	1,857,940	46,559,977
		132,710,633
Total Consumer Discretionary		400,404,717
Energy - 5.0%
Energy Equipment & Services - 4.6%
CHC Group Ltd.*	2,600,057	14,560,319
Core Laboratories N.V. (Netherlands)	47,324	6,925,867
Dresser-Rand Group, Inc.*	320,602	26,372,721
Dril-Quip, Inc.*	161,437	14,432,468
RigNet, Inc.*	654,806	26,486,903
		88,778,278
Oil, Gas & Consumable Fuels - 0.4%
World Fuel Services Corp.	200,913	8,020,447
Total Energy		96,798,725
	Shares	Value
Financials - 6.5%
Capital Markets - 3.1%
Financial Engines, Inc.	279,443	$ 9,561,142
LPL Financial Holdings, Inc.	824,242	37,956,344
WisdomTree Investments, Inc.*	1,133,268	12,896,590
		60,414,076
Commercial Banks - 1.9%
Bank of the Ozarks, Inc.	517,564	16,313,617
East West Bancorp., Inc.	629,061	21,388,074
		37,701,691
Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc.	229,538	28,999,831
Total Financials		127,115,598
Health Care - 11.8%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc.*	147,410	11,512,721
Clovis Oncology, Inc.*	210,808	9,562,251
Exact Sciences Corp.*	476,859	9,241,527
Medivation, Inc.*	115,530	11,422,451
Neurocrine Biosciences, Inc.*	638,637	10,007,442
NPS Pharmaceuticals, Inc.*	338,739	8,807,214
Synageva BioPharma Corp.*	149,833	10,305,514
		70,859,120
Health Care Providers & Services - 4.4%
Cooper Cos., Inc. (The)	156,953	24,445,430
DexCom, Inc.*	266,290	10,648,937
Endologix, Inc.*	1,390,200	14,736,120
Insulet Corp.*	383,993	14,150,142
Novadaq Technologies, Inc.*	669,925	8,501,348
Quidel Corp.*	489,766	13,160,012
		85,641,989
Health Care Technology - 1.8%
athenahealth, Inc.*	70,937	9,341,694
Medidata Solutions, Inc.*	222,713	9,863,959
Spectranetics Corp. (The)*	582,355	15,473,172
		34,678,825
Pharmaceuticals - 2.0%
Prestige Brands Holdings, Inc.*	927,056	30,008,803
Revance Therapeutics, Inc.*	448,129	8,662,333
		38,671,136
Total Health Care		229,851,070
Industrials - 23.6%
Aerospace & Defense - 2.3%
HEICO Corp. Class A	1,093,788	44,079,656
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	460,482	18,686,360
Spirit Airlines, Inc.*	148,796	10,287,755
		28,974,115
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)
	Shares	Value
Commercial Services & Supplies - 2.9%
Clean Harbors, Inc.*	686,055	$ 36,992,085
Ritchie Bros. Auctioneers, Inc. (Canada)	881,107	19,727,986
		56,720,071
Electrical Equipment - 3.5%
Polypore International, Inc.*	547,892	21,318,478
Sensata Technologies Holding N.V. (Netherlands)*	1,059,731	47,189,821
		68,508,299
Machinery - 3.9%
Kennametal, Inc.	492,324	20,337,905
Proto Labs, Inc.*	116,100	8,010,900
Tennant Co.	402,819	27,025,127
Woodward, Inc.	411,528	19,596,963
		74,970,895
Marine - 1.0%
Kirby Corp.*	167,876	19,784,187
Professional Services - 3.7%
Advisory Board Co. (The)*	509,967	23,759,363
Corporate Executive Board Co. (The)	646,362	38,826,965
TriNet Group, Inc.*	372,538	9,592,853
		72,179,181
Road & Rail - 2.9%
Heartland Express, Inc.	1,166,344	27,945,603
Roadrunner Transportation Systems, Inc.*	822,995	18,756,056
Saia, Inc.*	192,779	9,554,127
		56,255,786
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Class A	197,878	16,910,654
WESCO International, Inc.*	254,970	19,953,952
		36,864,606
Total Industrials		458,336,796
Information Technology - 22.1%
Electronic Equipment & Instruments - 1.4%
Measurement Specialties, Inc.*	326,208	27,926,667
Internet Software & Services - 5.1%
ChannelAdvisor Corp.*	759,704	12,459,146
CoStar Group, Inc.*	67,631	10,519,326
Demandware, Inc.*	178,920	9,110,606
SPS Commerce, Inc.*	199,289	10,592,210
VistaPrint, N.V. (Netherlands)*	1,036,742	56,803,094
		99,484,382
	Shares	Value
IT Services - 3.7%
Euronet Worldwide, Inc.*	455,038	$ 21,746,266
Gartner, Inc.*	666,863	48,994,425
		70,740,691
Software - 10.8%
ANSYS, Inc.*	127,504	9,648,228
Blackbaud, Inc.	480,479	18,878,020
Cadence Design Systems, Inc.*	2,763,892	47,566,581
RealPage, Inc.*	731,558	11,339,149
SolarWinds, Inc.*	1,065,979	44,824,417
Solera Holdings, Inc.	588,645	33,176,032
SS&C Technologies Holdings, Inc.*	1,025,783	45,021,616
		210,454,043
Technology Hardware, Storage & Peripherals - 1.1%
Stratasys Ltd.*	173,369	20,939,508
Total Information Technology		429,545,291
Materials - 1.4%
Chemicals - 1.4%
Valspar Corp. (The)	341,651	26,987,012
Total Materials		26,987,012
Total Investments - 91.0% (Cost $1,635,307,202)		1,769,039,209
Cash and Other Assets, Less Liabilities - 9.0%		174,862,183
Net Assets - 100.0%		$1,943,901,392
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

*	Non-income producing securities
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Value
Common Stocks - 93.5%
Consumer Discretionary - 17.6%
Diversified Consumer Services - 2.2%
Regis Corp.	296,000	$ 4,724,160
ServiceMaster Global Holdings, Inc.*	443,669	10,736,790
		15,460,950
Hotels, Restaurants & Leisure - 2.3%
Del Frisco's Restaurant Group, Inc.*	346,400	6,630,096
Denny's Corp.*	1,403,600	9,867,308
		16,497,404
Leisure Equipment & Products - 1.6%
Polaris Industries, Inc.	75,000	11,234,250
Specialty Retail - 4.7%
Children's Place, Inc. (The)	143,146	6,822,338
Inter Parfums, Inc.	266,591	7,331,253
Monro Muffler Brake, Inc.	190,100	9,225,553
Select Comfort Corp.*	456,962	9,559,645
		32,938,789
Textiles, Apparel & Luxury Goods - 6.8%
Gildan Activewear, Inc. (Canada)	294,000	16,087,680
PVH Corp.	92,500	11,206,375
Tumi Holdings, Inc.*	350,000	7,122,500
Wolverine World Wide, Inc.	531,000	13,306,860
		47,723,415
Total Consumer Discretionary		123,854,808
Consumer Staples - 0.1%
Food Products - 0.1%
Chiquita Brands International, Inc.*	79,161	1,124,086
Total Consumer Staples		1,124,086
Energy - 6.2%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	114,400	8,705,840
Oil, Gas & Consumable Fuels - 5.0%
Cameco Corp.	215,000	3,796,900
EOG Resources, Inc.	125,600	12,436,912
Halcon Resources Corp.*	1,162,801	4,604,692
Occidental Petroleum Corp.	147,700	14,201,355
		35,039,859
Total Energy		43,745,699
Financials - 12.2%
Commercial Banks - 8.6%
Bank of Hawaii Corp.	196,000	11,134,760
BOK Financial Corp.	187,654	12,475,238
Citigroup, Inc.	235,000	12,177,700
Hancock Holding Co.	65,500	2,099,275
	Shares	Value
Lazard Ltd. Class A	251,900	$ 12,771,330
Synchrony Financial *	410,775	10,084,526
		60,742,829
Insurance - 1.6%
Arthur J. Gallagher & Co.	242,667	11,007,375
Real Estate Management & Development - 2.0%
Alexander & Baldwin, Inc.	401,200	14,431,164
Total Financials		86,181,368
Health Care - 9.4%
Biotechnology - 1.2%
Neurocrine Biosciences, Inc.*	527,300	8,262,791
Health Care Equipment & Supplies - 3.4%
Accuray, Inc.*	844,600	6,131,796
CR Bard, Inc.	77,000	10,988,670
Hologic, Inc. *	289,000	7,031,370
		24,151,836
Health Care Providers & Services - 2.5%
Endologix, Inc.*	598,447	6,343,538
Humana, Inc.	85,900	11,191,911
		17,535,449
Life Sciences Tools & Services - 1.5%
ICON, Plc*	182,500	10,444,475
Pharmaceuticals - 0.8%
Impax Laboratories, Inc.*	232,500	5,512,575
Total Health Care		65,907,126
Industrials - 19.7%
Air Freight & Logistics - 1.2%
Hub Group, Inc. Class A*	212,000	8,592,360
Building Products - 1.9%
Lennox International, Inc.	80,900	6,218,783
NCI Building Systems, Inc.*	379,300	7,358,420
		13,577,203
Commercial Services & Supplies - 5.5%
Clean Harbors, Inc.*	203,200	10,956,544
Copart Inc.*	226,800	7,102,242
Ritchie Bros. Auctioneers, Inc. (Canada)	490,789	10,988,766
Steelcase, Inc. Class A	572,000	9,260,680
		38,308,232
Industrial Conglomerates - 0.5%
Raven Industries, Inc.	147,500	3,599,000
Machinery - 4.9%
Lindsay Corp.	53,500	3,999,125
Stanley Black & Decker, Inc.	141,064	12,525,072
Xylem, Inc.	492,344	17,473,289
		33,997,486
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)
	Shares	Value
Road & Rail - 4.2%
Genesee & Wyoming, Inc. Class A*	119,400	$ 11,380,014
Norfolk Southern Corp.	164,700	18,380,520
		29,760,534
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Class A	123,600	10,562,856
Total Industrials		138,397,671
Information Technology - 20.9%
Communications Equipment - 1.2%
Sonus Networks, Inc.*	1,548,587	5,296,168
Ubiquiti Networks, Inc.*	83,000	3,114,990
		8,411,158
Electronic Equipment & Instruments - 2.1%
FLIR Systems, Inc.	228,051	7,147,118
National Instruments Corp.	254,398	7,868,530
		15,015,648
Internet Software & Services - 1.0%
Rackspace Hosting, Inc. *	221,000	7,193,550
IT Services - 4.1%
Acxiom Corp.*	389,700	6,449,535
Broadridge Financial Solutions, Inc.	306,400	12,755,432
CACI International, Inc. Class A*	129,500	9,229,465
		28,434,432
Semiconductors - 4.2%
Linear Technology Corp.	117,200	5,202,508
Mellanox Technologies Ltd.*	124,204	5,573,033
NVIDIA Corp.	727,357	13,419,737
Power Integrations, Inc.	99,900	5,385,609
		29,580,887
Software - 6.9%
Barracuda Networks, Inc.*	179,700	4,609,305
Fortinet, Inc.*	406,000	10,257,590
Informatica Corp.*	331,600	11,353,984
Silver Spring Networks, Inc.*	523,790	5,054,574
Verint Systems, Inc.*	313,500	17,433,735
		48,709,188
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	98,516	9,925,487
Total Information Technology		147,270,350
Materials - 3.6%
Chemicals - 2.0%
Scotts Miracle-Gro Co. (The) Class A	256,491	14,107,005
	Shares	Value
Containers & Packaging - 1.0%
AptarGroup, Inc.	114,900	$ 6,974,430
Metals & Mining - 0.6%
Sesa Sterlite Ltd. ADR	237,935	4,106,758
Total Materials		25,188,193
Telecommunication Services - 1.4%
Diversified Telecommunications - 1.4%
Iridium Communications, Inc.*	1,082,000	9,575,700
Total Telecommunication Services		9,575,700
Utilities - 2.4%
Electric Utilities - 2.4%
Hawaiian Electric Industries, Inc.	639,375	16,975,406
Total Utilities		16,975,406
Total Investments - 93.5% (Cost $555,591,441)		658,220,407
Cash and Other Assets, Less Liabilities - 6.5%		45,514,614
Net Assets - 100.0%		$703,735,021
ADR—American Depository Receipt
Plc—Public Limited Company

*	Non-income producing securities
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	4	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Value
Common Stocks - 96.1%
Consumer Discretionary - 12.4%
Distributors - 2.1%
Genuine Parts Co.	7,785	$ 682,822
Hotels, Restaurants & Leisure - 2.0%
Extended Stay America, Inc.	28,500	676,590
Household Durables - 3.9%
Leggett & Platt, Inc.	22,825	797,049
Tupperware Brands Corp.	7,500	517,800
		1,314,849
Leisure Equipment & Products - 2.3%
Hasbro, Inc.	13,900	764,431
Specialty Retail - 2.1%
Rent-A-Center, Inc.	23,300	707,155
Total Consumer Discretionary		4,145,847
Consumer Staples - 6.2%
Food & Staples Retailing - 1.9%
SYSCO Corp.	17,200	652,740
Household Products - 2.3%
Kimberly-Clark Corp.	7,050	758,369
Tobacco - 2.0%
Reynolds American, Inc.	11,150	657,850
Total Consumer Staples		2,068,959
Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	4,700	560,804
Enbridge Energy Partners LP	21,000	815,850
Occidental Petroleum Corp.	8,000	769,200
Spectra Energy Corp.	16,400	643,864
Total Energy		2,789,718
Financials - 15.3%
Capital Markets - 3.9%
BlackRock, Inc.	2,200	722,304
JMP Group, Inc.	50,000	313,500
Triangle Capital Corp.	10,000	253,200
		1,289,004
Commercial Banks - 5.7%
Bank of Hawaii Corp.	11,100	630,591
Hancock Holding Co.	18,700	599,335
Wells Fargo & Co.	13,100	679,497
		1,909,423
Insurance - 1.8%
Arthur J. Gallagher & Co.	13,200	598,752
	Shares	Value
Real Estate Investment Trusts - 3.9%
American Realty Capital Properties, Inc. REIT	58,032	$ 699,866
Chatham Lodging Trust REIT	26,400	609,312
		1,309,178
Total Financials		5,106,357
Health Care - 9.8%
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	8,600	617,222
Health Care Technology - 1.8%
Computer Programs & Systems, Inc.	10,300	592,147
Pharmaceuticals - 6.2%
Johnson & Johnson	6,485	691,236
Merck & Co., Inc.	12,000	711,360
Sanofi, ADR (France)	11,800	665,874
		2,068,470
Total Health Care		3,277,839
Industrials - 14.0%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	4,000	731,120
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. Class B	6,815	669,846
Commercial Services & Supplies - 3.9%
KAR Auction Services, Inc.	22,500	644,175
Steelcase, Inc. Class A	40,000	647,600
		1,291,775
Electrical Equipment - 3.6%
Eaton Corp., Plc (Ireland)	8,540	541,180
Emerson Electric Co.	10,700	669,606
		1,210,786
Road & Rail - 2.3%
Norfolk Southern Corp.	6,800	758,880
Total Industrials		4,662,407
Information Technology - 14.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	28,000	704,760
IT Services - 4.3%
Broadridge Financial Solutions, Inc.	16,600	691,058
Paychex, Inc.	16,400	724,880
		1,415,938
Semiconductors - 3.9%
Linear Technology Corp.	14,800	656,972
Microchip Technology, Inc.	13,900	656,497
		1,313,469
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	5	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)
	Shares	Value
Software - 3.8%
CA, Inc.	19,700	$ 550,418
Microsoft Corp.	15,295	709,076
		1,259,494
Total Information Technology		4,693,661
Materials - 7.9%
Chemicals - 6.0%
Agrium, Inc.	7,000	623,000
EI du Pont de Nemours & Co.	9,780	701,813
Scotts Miracle-Gro Co. (The) Class A	12,400	682,000
		2,006,813
Metals & Mining - 1.9%
Compass Minerals International, Inc.	7,300	615,244
Total Materials		2,622,057
Telecommunication Services - 2.0%
Diversified Telecommunications - 2.0%
Verizon Communications, Inc.	13,700	684,863
Total Telecommunication Services		684,863
Utilities - 6.0%
Electric Utilities - 2.2%
Hawaiian Electric Industries, Inc.	27,300	724,815
Gas Utilities - 1.8%
Questar Corp.	27,700	617,433
Water Utilities - 2.0%
American Water Works Co., Inc.	14,000	675,220
Total Utilities		2,017,468
Total Investments - 96.1% (Cost $25,201,739)		32,069,176
Cash and Other Assets, Less Liabilities - 3.9%		1,310,291
Net Assets - 100.0%		$ 33,379,467
ADR—American Depository Receipt
Plc—Public Limited Company
REIT—Real Estate Investment Trust
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	6	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Value
Common Stocks - 89.9%
Consumer Discretionary - 22.5%
Auto Components - 1.1%
Dorman Products, Inc.*	12,680	$ 507,961
Diversified Consumer Services - 3.6%
2U, Inc.*	31,781	495,466
Grand Canyon Education, Inc.*	18,342	747,803
ServiceMaster Global Holdings, Inc.*	14,322	346,592
		1,589,861
Hotels, Restaurants & Leisure - 2.9%
Del Frisco's Restaurant Group, Inc.*	13,320	254,945
Papa Murphy's Holdings, Inc.*	40,952	417,710
Popeyes Louisiana Kitchen, Inc.*	8,975	363,488
Texas Roadhouse, Inc.	9,400	261,696
		1,297,839
Internet & Catalog Retail - 0.5%
Coupons.com, Inc.*	16,745	200,270
Leisure Equipment & Products - 1.6%
Arctic Cat, Inc.	11,151	388,278
Malibu Boats, Inc. Class A*	16,552	306,543
		694,821
Media - 3.2%
National CineMedia, Inc.	62,450	906,150
Rentrak Corp.*	8,279	504,522
		1,410,672
Specialty Retail - 3.3%
Five Below, Inc.*	11,736	464,863
Hibbett Sports, Inc.*	7,905	336,990
Monro Muffler Brake, Inc.	4,638	225,082
Sportsman's Warehouse Holdings, Inc.*	29,237	196,911
Winmark Corp.	3,401	249,974
		1,473,820
Textiles, Apparel & Luxury Goods - 6.3%
Carter's, Inc.	14,144	1,096,443
Tumi Holdings, Inc.*	23,816	484,655
Wolverine World Wide, Inc.	48,313	1,210,724
		2,791,822
Total Consumer Discretionary		9,967,066
Energy - 4.4%
Energy Equipment & Services - 2.7%
CHC Group Ltd.*	15,763	88,273
Newpark Resources, Inc.*	30,943	384,931
RigNet, Inc.*	17,237	697,236
		1,170,440
Oil, Gas & Consumable Fuels - 1.7%
Evolution Petroleum Corp.	83,409	765,695
Total Energy		1,936,135
	Shares	Value
Financials - 2.8%
Capital Markets - 1.9%
Financial Engines, Inc.	7,428	$ 254,149
PennantPark Investment Corp.	28,886	315,147
WisdomTree Investments, Inc.*	24,745	281,598
		850,894
Commercial Banks - 0.9%
Bank of the Ozarks, Inc.	12,668	399,295
Total Financials		1,250,189
Health Care - 14.5%
Biotechnology - 3.8%
Clovis Oncology, Inc.*	5,426	246,123
Exact Sciences Corp.*	12,492	242,095
Neurocrine Biosciences, Inc.*	15,897	249,106
NPS Pharmaceuticals, Inc.*	6,596	171,496
Repligen Corp.*	14,855	295,763
Synageva BioPharma Corp.*	3,830	263,427
Versartis, Inc.*	11,538	219,107
		1,687,117
Health Care Equipment & Supplies - 4.8%
DexCom, Inc.*	5,070	202,749
Endologix, Inc.*	30,909	327,635
Insulet Corp.*	6,173	227,475
Merit Medical Systems, Inc.*	40,210	477,695
Novadaq Technologies, Inc.*	18,976	240,806
Quidel Corp.*	10,631	285,655
Spectranetics Corp. (The)*	14,032	372,830
		2,134,845
Health Care Providers & Services - 1.9%
National Research Corp. Class A*	57,367	746,345
Trupanion, Inc. *	12,456	105,876
		852,221
Health Care Technology - 1.2%
Castlight Health Inc. Class B*	11,754	152,097
Computer Programs & Systems, Inc.	3,485	200,353
Medidata Solutions, Inc.*	3,780	167,416
		519,866
Life Sciences Tools & Services - 0.4%
Fluidigm Corp.*	7,954	194,873
Pharmaceuticals - 2.4%
MediWound Ltd.*	10,688	66,907
Prestige Brands Holdings, Inc.*	23,726	768,011
Revance Therapeutics, Inc.*	10,835	209,440
		1,044,358
Total Health Care		6,433,280
Industrials - 24.2%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	23,613	951,604
Air Freight & Logistics - 0.7%
Park-Ohio Holdings Corp.	6,897	330,090
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	7	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2014 (Unaudited)
	Shares	Value
Commercial Services & Supplies - 5.4%
Clean Harbors, Inc.*	13,498	$ 727,812
Heritage-Crystal Clean, Inc.*	45,157	671,033
Ritchie Bros. Auctioneers, Inc. (Canada)	19,562	437,993
SP Plus Corp.*	30,215	572,877
		2,409,715
Electrical Equipment - 1.8%
Polypore International, Inc.*	9,202	358,050
Power Solutions International, Inc.*	6,419	442,911
		800,961
Industrial Conglomerates - 0.5%
Raven Industries, Inc.	9,693	236,509
Machinery - 3.3%
Kennametal, Inc.	5,389	222,620
Luxfer Holdings Plc ADR (United Kingdom)	19,859	342,766
Proto Labs, Inc.*	1,969	135,861
Tennant Co.	9,502	637,489
voxeljet AG ADR (Germany)*	8,723	120,988
		1,459,724
Professional Services - 5.3%
Advisory Board Co. (The)*	12,847	598,542
Corporate Executive Board Co. (The)	15,942	957,636
TriNet Group, Inc.*	19,423	500,142
TrueBlue, Inc.*	10,825	273,440
		2,329,760
Road & Rail - 3.3%
Heartland Express, Inc.	26,123	625,907
Roadrunner Transportation Systems, Inc.*	26,068	594,090
Saia, Inc.*	4,736	234,716
		1,454,713
Trading Companies & Distributors - 1.7%
Titan Machinery, Inc.*	36,157	469,679
WESCO International, Inc.*	3,592	281,110
		750,789
Total Industrials		10,723,865
Information Technology - 19.7%
Electronic Equipment & Instruments - 2.7%
DTS, Inc.*	12,422	313,655
Measurement Specialties, Inc.*	3,714	317,956
Mesa Laboratories, Inc.	5,922	342,173
RealD, Inc.*	25,388	237,886
		1,211,670
Internet Software & Services - 8.4%
Angie's List, Inc.*	33,342	212,388
Carbonite, Inc.*	53,165	544,410
ChannelAdvisor Corp.*	21,639	354,880
Dealertrack Technologies, Inc.*	3,183	138,174
	Shares	Value
LivePerson, Inc.*	36,044	$ 453,794
Q2 Holdings, Inc.*	17,582	246,148
Reis, Inc.	7,513	177,232
SciQuest, Inc.*	6,625	99,640
SPS Commerce, Inc.*	5,954	316,455
VistaPrint, N.V. (Netherlands)*	21,221	1,162,698
		3,705,819
IT Services - 1.9%
Cass Information Systems, Inc.	4,905	203,067
Euronet Worldwide, Inc.*	13,066	624,424
		827,491
Software - 6.7%
Advent Software, Inc.	14,999	473,368
Blackbaud, Inc.	6,799	267,133
Callidus Software, Inc.*	26,247	315,489
Exa Corp.*	28,108	317,058
RealPage, Inc.*	16,601	257,316
SolarWinds, Inc.*	18,920	795,586
SS&C Technologies Holdings, Inc.*	11,845	519,877
		2,945,827
Total Information Technology		8,690,807
Materials - 1.8%
Chemicals - 1.8%
Balchem Corp.	9,753	551,727
Landec Corp.*	18,162	222,484
Total Materials		774,211
Total Investments - 89.9% (Cost $41,350,892)		39,775,553
Cash and Other Assets, Less Liabilities - 10.1%		4,472,651
Net Assets - 100.0%		$ 44,248,204
ADR—American Depository Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company

*	Non-income producing securities
The accompanying notes are an integral part of the schedule of investments.

Meridian Funds	8	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
September 30, 2014 (Unaudited)

1. Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”), each a “Fund” and collectively, the “Funds”. The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland Corporation. Each Fund is no load and diversified.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Investment Valuations: The Funds calculate the net asset value of the Funds’ shares as of the close of business of the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, on each day the exchange is open for trading.
Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”).
b.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to securities valued using significant unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Meridian Funds	9	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
September 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2014 is as follows:
Valuation Inputs	Growth Fund	Contrarian Fund	Equity Income Fund	Small Cap Growth Fund
Level 1 - Quoted Prices*	$1,769,039,209	$658,220,407	$32,069,176	$39,775,553
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$1,769,039,209	$658,220,407	$32,069,176	$39,775,553

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.
The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period. The Funds did not have transfers among Levels during the period ended September 30, 2014. There were no Level 3 investments held at September 30, 2014.
2. Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2014 were as follows:
	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Fund	$1,635,307,202	$213,602,122	$(79,870,115)	$133,732,007
Contrarian Fund	555,591,441	118,738,654	(16,109,688)	102,628,966
Equity Income Fund	25,201,739	7,301,141	(433,704)	6,867,437
Small Cap Growth Fund	41,350,892	996,828	(2,572,167)	(1,575,339)

Meridian Funds	10	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 25, 2014

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date:	November 25, 2014